Other Payables, Accruals and Advance Receipts (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other Payables, Accruals and Advance Receipts
Accrued salaries and benefits	$ 8,715	$ 9,295
Accrued research and development expenses	28,883	14,613
Accrued selling and marketing expenses	4,675	4,121
Accrued administrative and other general expenses	6,181	4,729
Deferred government incentives	1,817	1,790
Loan from a non-controlling shareholder of a subsidiary (Note 20(iv))		1,550
Deposits (note)	1,230	1,282
Dividend payable to non-controlling shareholder of subsidiary (Note 20(iv))	1,282
Others	3,544	3,573
Total other payables, accruals and advance receipts	$ 56,327	40,953
Payments in advance from customers		$ 700